Loss per share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Jan. 01, 2018 shares
Loss per share
Net loss for the year attributable to owners of the Company | ¥	¥ (1,353,608)	¥ (1,660,566)	¥ (1,195,712)
Weighted average number of ordinary shares in issue | shares	1,064,710,000	939,286,000	923,691,000
Basic loss per share | ¥ / shares	¥ (1.27)	¥ (1.77)	¥ (1.29)
Diluted loss per share | ¥ / shares	(1.27)	(1.77)	¥ (1.29)
Basic loss per ADS | ¥ / shares	(3.81)	(5.30)
Diluted loss per ADS | ¥ / shares	¥ (3.81)	¥ (5.30)
ADSs ratio	3
Stock options
Loss per share
Number of shares issued | shares	1,104,233,317	1,031,149,064	933,828,399	833,828,400
Number of ordinary shares outstanding | shares	1,104,233,317	1,031,149,064	933,828,399	833,828,400
Effect of anti dilutive shares | shares	21,211,696	26,776,325	24,541,500